STATEMENT OF INVESTMENTS
BNY Mellon Global Stock Fund

August 31, 2022 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 98.4%
Australia - 2.4%
CSL Ltd.	130,000	25,972,075
Canada - 5.2%
Alimentation Couche-Tard Inc.	643,400	27,649,519
Canadian National Railway Co.	229,100	27,245,692
		54,895,211
Denmark - 3.5%
Novo Nordisk A/S, Cl. B	347,600	37,133,198
Finland - 1.0%
Kone OYJ, Cl. B	273,000	10,932,359
France - 5.0%
L'Oreal SA	70,700	24,278,862
LVMH SE	44,200	28,588,370
		52,867,232
Hong Kong - 3.6%
AIA Group Ltd.	2,828,600	27,278,187
Jardine Matheson Holdings Ltd.	207,000	10,961,055
		38,239,242
Ireland - 1.9%
Experian PLC	662,200	20,125,773
Japan - 7.0%
FANUC Corp.	70,900	11,385,371
Keyence Corp.	76,628	28,844,757
Shin-Etsu Chemical Co.	177,700	20,653,837
SMC Corp.	29,600	14,047,506
		74,931,471
Spain - 1.0%
Industria de Diseno Textil SA	481,600	10,393,234
Switzerland - 6.4%
Nestle SA	192,800	22,578,789
Roche Holding AG	87,200	28,084,984
SGS SA	7,900	17,386,883
		68,050,656
Taiwan - 2.9%
Taiwan Semiconductor Manufacturing Co., ADR	376,300	31,364,605
United Kingdom - 6.1%
Compass Group PLC	1,306,100	28,091,429
Linde PLC	102,800	29,078,008
Prudential PLC	759,900	7,944,265
		65,113,702

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.4% (continued)
United States - 52.4%
Adobe Inc.		71,600	[a]	26,738,304
Alphabet Inc., Cl. C		285,940	[a]	31,210,351
Amphenol Corp., Cl. A		441,300		32,448,789
Automatic Data Processing Inc.		144,300		35,268,363
Booking Holdings Inc.		11,560	[a]	21,684,364
Cisco Systems Inc.		434,400		19,426,368
Cognex Corp.		173,200		7,293,452
Cognizant Technology Solutions Corp., Cl. A		353,600		22,336,912
Colgate-Palmolive Co.		161,300		12,615,273
Edwards Lifesciences Corp.		284,100	[a]	25,597,410
Fastenal Co.		508,500		25,592,805
Fortinet Inc.		358,500	[a]	17,455,365
Illumina Inc.		50,500	[a]	10,182,820
Intuitive Surgical Inc.		106,100	[a]	21,829,014
IPG Photonics Corp.		78,700	[a]	7,129,433
Johnson & Johnson		121,100		19,538,274
Mastercard Inc., Cl. A		99,100		32,145,067
Microsoft Corp.		161,000		42,096,670
NIKE Inc., Cl. B		231,000		24,589,950
Paychex Inc.		148,100		18,266,654
Stryker Corp.		85,400		17,524,080
Texas Instruments Inc.		163,600		27,028,356
The TJX Companies		331,500		20,669,025
The Walt Disney Company		171,600	[a]	19,232,928
Waters Corp.		68,700	[a]	20,513,820
				558,413,847
Total Common Stocks (cost $492,477,726)				1,048,432,605
	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $14,877,638)	2.34	14,877,638	[b]	14,877,638
Total Investments (cost $507,355,364)		99.8%		1,063,310,243
Cash and Receivables (Net)		.2%		2,350,651
Net Assets		100.0%		1,065,660,894

ADR—American Depository Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Stock Fund

August 31, 2022 (Unaudited)

The following is a summary of the inputs used as of August 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	673,751,671	374,680,934	††	-	1,048,432,605
Investment Companies	14,877,638	-		-	14,877,638

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2022, accumulated net unrealized appreciation on investments was $555,954,879, consisting of $582,382,212 gross unrealized appreciation and $26,427,333 gross unrealized depreciation.

At August 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.